FVM - Financial instruments not measured at fair value - Liabilities (Detail) - USD ($) $ in Millions		Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017		Jan. 01, 2017
Carrying value
Amounts due to banks		$ 10,962		$ 7,728	$ 7,728		$ 10,459
Payables from securities financing transactions		10,296		12,273	17,485		9,266
Cash collateral payables on derivative instruments		28,906		31,029	31,029		34,852
Customer deposits		419,838		414,172	419,577		416,267
Debt issued measured at amortized cost		132,271	[1]	143,160	143,160	[1]	101,837
Other financial liabilities measured at amortized cost		6,885			37,276		37,729
Fair Value
Financial liabilities, at fair value	[2]	283,711			217,813
Level 1
Fair Value
Financial liabilities, at fair value	[2]	24,986			27,119
Level 2
Fair Value
Financial liabilities, at fair value	[2]	244,465			174,538
Level 3
Fair Value
Financial liabilities, at fair value	[2]	14,260			16,157
Not measured at fair value
Carrying value
Amounts due to banks		11,000			7,700
Payables from securities financing transactions		10,300			17,500
Cash collateral payables on derivative instruments		28,900			31,000
Customer deposits		419,800			419,600
Debt issued measured at amortized cost		132,300			143,200
Other financial liabilities measured at amortized cost		6,900			37,200
Not measured at fair value | Amount due to banks
Fair Value
Financial liabilities, at fair value		11,000			7,700
Not measured at fair value | Amount due to banks | Level 1
Fair Value
Financial liabilities, at fair value		8,900			6,600
Not measured at fair value | Amount due to banks | Level 2
Fair Value
Financial liabilities, at fair value		1,900			1,100
Not measured at fair value | Amount due to banks | Level 3
Fair Value
Financial liabilities, at fair value		200			0
Not measured at fair value | Payables from securities financing transactions
Fair Value
Financial liabilities, at fair value		10,300			17,500
Not measured at fair value | Payables from securities financing transactions | Level 1
Fair Value
Financial liabilities, at fair value		0			0
Not measured at fair value | Payables from securities financing transactions | Level 2
Fair Value
Financial liabilities, at fair value		10,300			17,500
Not measured at fair value | Payables from securities financing transactions | Level 3
Fair Value
Financial liabilities, at fair value		0			0
Not measured at fair value | Cash collateral payables on derivative instruments
Fair Value
Financial liabilities, at fair value		28,900			31,000
Not measured at fair value | Cash collateral payables on derivative instruments | Level 1
Fair Value
Financial liabilities, at fair value		0			0
Not measured at fair value | Cash collateral payables on derivative instruments | Level 2
Fair Value
Financial liabilities, at fair value		28,900			31,000
Not measured at fair value | Cash collateral payables on derivative instruments | Level 3
Fair Value
Financial liabilities, at fair value		0			0
Not measured at fair value | Customer deposits
Fair Value
Financial liabilities, at fair value		419,900			419,600
Not measured at fair value | Customer deposits | Level 1
Fair Value
Financial liabilities, at fair value		0			0
Not measured at fair value | Customer deposits | Level 2
Fair Value
Financial liabilities, at fair value		419,800			419,600
Not measured at fair value | Customer deposits | Level 3
Fair Value
Financial liabilities, at fair value		100			0
Not measured at fair value | Debt issued measured at amortized cost
Fair Value
Financial liabilities, at fair value		135,000			147,200
Not measured at fair value | Debt issued measured at amortized cost | Level 1
Fair Value
Financial liabilities, at fair value		0			0
Not measured at fair value | Debt issued measured at amortized cost | Level 2
Fair Value
Financial liabilities, at fair value		133,600			142,700
Not measured at fair value | Debt issued measured at amortized cost | Level 3
Fair Value
Financial liabilities, at fair value		1,400			4,500
Not measured at fair value | Other financial liabilities measured at amortized cost
Fair Value
Financial liabilities, at fair value	[3]	6,900			37,200
Not measured at fair value | Other financial liabilities measured at amortized cost | Level 1
Fair Value
Financial liabilities, at fair value	[3]	0			0
Not measured at fair value | Other financial liabilities measured at amortized cost | Level 2
Fair Value
Financial liabilities, at fair value	[3]	6,800			37,200
Not measured at fair value | Other financial liabilities measured at amortized cost | Level 3
Fair Value
Financial liabilities, at fair value	[3]	100			0
UBS AG
Carrying value
Amounts due to banks		10,962		7,728	7,728		10,459
Payables from securities financing transactions		10,296		12,272	17,485		9,266
Cash collateral payables on derivative instruments		28,906		31,029	31,029		34,852
Customer deposits		421,986		417,653	423,058		418,129
Funding from UBS Group AG and its subsidiaries		41,202	[4]	35,648	35,648	[4]	24,201
Debt issued measured at amortized cost		91,245	[1]	$ 107,458	107,458	[1]	77,617
Other financial liabilities measured at amortized cost		7,576			38,092		$ 38,361
Fair Value
Financial liabilities, at fair value	[2]	283,717			217,814
UBS AG | Level 1
Fair Value
Financial liabilities, at fair value	[2]	24,992			27,119
UBS AG | Level 2
Fair Value
Financial liabilities, at fair value	[2]	244,465			174,539
UBS AG | Level 3
Fair Value
Financial liabilities, at fair value	[2]	14,260			16,157
UBS AG | Not measured at fair value
Carrying value
Amounts due to banks		11,000			7,700
Payables from securities financing transactions		10,300			17,500
Cash collateral payables on derivative instruments		28,900			31,000
Customer deposits		422,000			423,100
Funding from UBS Group AG and its subsidiaries		41,200			35,600
Debt issued measured at amortized cost		91,200			107,500
Other financial liabilities measured at amortized cost		7,600			38,000
UBS AG | Not measured at fair value | Amount due to banks
Fair Value
Financial liabilities, at fair value		11,000			7,700
UBS AG | Not measured at fair value | Amount due to banks | Level 1
Fair Value
Financial liabilities, at fair value		8,900			6,600
UBS AG | Not measured at fair value | Amount due to banks | Level 2
Fair Value
Financial liabilities, at fair value		1,900			1,100
UBS AG | Not measured at fair value | Amount due to banks | Level 3
Fair Value
Financial liabilities, at fair value		200			0
UBS AG | Not measured at fair value | Payables from securities financing transactions
Fair Value
Financial liabilities, at fair value		10,300			17,500
UBS AG | Not measured at fair value | Payables from securities financing transactions | Level 1
Fair Value
Financial liabilities, at fair value		0			0
UBS AG | Not measured at fair value | Payables from securities financing transactions | Level 2
Fair Value
Financial liabilities, at fair value		10,300			17,500
UBS AG | Not measured at fair value | Payables from securities financing transactions | Level 3
Fair Value
Financial liabilities, at fair value		0			0
UBS AG | Not measured at fair value | Cash collateral payables on derivative instruments
Fair Value
Financial liabilities, at fair value		28,900			31,000
UBS AG | Not measured at fair value | Cash collateral payables on derivative instruments | Level 1
Fair Value
Financial liabilities, at fair value		0			0
UBS AG | Not measured at fair value | Cash collateral payables on derivative instruments | Level 2
Fair Value
Financial liabilities, at fair value		28,900			31,000
UBS AG | Not measured at fair value | Cash collateral payables on derivative instruments | Level 3
Fair Value
Financial liabilities, at fair value		0			0
UBS AG | Not measured at fair value | Customer deposits
Fair Value
Financial liabilities, at fair value		422,000			423,100
UBS AG | Not measured at fair value | Customer deposits | Level 1
Fair Value
Financial liabilities, at fair value		0			0
UBS AG | Not measured at fair value | Customer deposits | Level 2
Fair Value
Financial liabilities, at fair value		421,900			423,100
UBS AG | Not measured at fair value | Customer deposits | Level 3
Fair Value
Financial liabilities, at fair value		100			0
UBS AG | Not measured at fair value | Funding from UBS Group AG and its subsidiaries
Fair Value
Financial liabilities, at fair value		41,700			37,300
UBS AG | Not measured at fair value | Funding from UBS Group AG and its subsidiaries | Level 1
Fair Value
Financial liabilities, at fair value		0			0
UBS AG | Not measured at fair value | Funding from UBS Group AG and its subsidiaries | Level 2
Fair Value
Financial liabilities, at fair value		41,700			37,300
UBS AG | Not measured at fair value | Funding from UBS Group AG and its subsidiaries | Level 3
Fair Value
Financial liabilities, at fair value		0			0
UBS AG | Not measured at fair value | Debt issued measured at amortized cost
Fair Value
Financial liabilities, at fair value		93,500			109,800
UBS AG | Not measured at fair value | Debt issued measured at amortized cost | Level 1
Fair Value
Financial liabilities, at fair value		0			0
UBS AG | Not measured at fair value | Debt issued measured at amortized cost | Level 2
Fair Value
Financial liabilities, at fair value		92,000			105,300
UBS AG | Not measured at fair value | Debt issued measured at amortized cost | Level 3
Fair Value
Financial liabilities, at fair value		1,400			4,500
UBS AG | Not measured at fair value | Other financial liabilities measured at amortized cost
Fair Value
Financial liabilities, at fair value	[3]	7,600			38,000
UBS AG | Not measured at fair value | Other financial liabilities measured at amortized cost | Level 1
Fair Value
Financial liabilities, at fair value	[3]	0			0
UBS AG | Not measured at fair value | Other financial liabilities measured at amortized cost | Level 2
Fair Value
Financial liabilities, at fair value	[3]	7,500			38,000
UBS AG | Not measured at fair value | Other financial liabilities measured at amortized cost | Level 3
Fair Value
Financial liabilities, at fair value	[3]	$ 100			$ 0

[1]	Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.
[2]
Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented

[3]	Upon adoption of IFRS 9 on 1 January 2018, prime brokerage receivables and payables were reclassified from amortized cost to fair value through profit or loss. Refer to Note 1c for more information.
[4]
All balances in 2018 are against UBS Group Funding (Switzerland) AG as counterparty. Prior year balances were against both UBS Group AG and UBS Group Funding (Switzerland) AG as counterparties. In May 2018, UBS substituted UBS Group AG where it was the issuer of outstanding AT1 capital instruments with UBS Group Funding (Switzerland) AG.